Concentration of Credit Risk	12 Months Ended
Dec. 31, 2025
Concentration of Credit Risk
Concentration of Credit Risk

NOTE 16.    Concentration of Credit Risk

Concentrations of credit risk arise when one or more residents, operators, or obligors related to the Company’s investments are engaged in similar business activities or activities in the same geographic region, or have similar economic features that would cause their ability to meet contractual obligations, including those to the Company, to be similarly affected by changes in economic conditions. The Company regularly monitors its portfolio to assess potential concentrations of credit risks.

The following table provides information regarding the Company’s concentrations with respect to certain states and operators; the information provided is presented as percentages of the Company’s total gross real estate assets and revenues:

	Percentage of Gross		Percentage of
	Real Estate Assets		Total Revenues
			Year Ended
	December 31,		December 31,
Concentration	2025	2024	2025	2024
State:
Florida	68	68	64	65
Pennsylvania	15	16	16	16
Operator:
LCS	86	86	84	84
Sunrise	14	14	16	16

There is no resident concentration in resident fees and services because the related agreements are with individual residents.

For the years ended December 31, 2025 and 2024, the Company’s largest property, Freedom Plaza Sun City in Tampa, Florida, represented 9.4% and 9.7% of total revenues, respectively. As of December 31, 2025 and 2024, Freedom Plaza Sun City represented 11.0% and 11.2% of gross real estate assets, respectively.

For each of the years ended December 31, 2025 and 2024, Medicare and Medicaid represented 16% and 2%, respectively, of total revenues.